Employee Benefits Expenses - Key Management Compensation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Salaries and other short-term benefits	$ 11	$ 11
Post-employment benefits	1	0
Share-based payments	6	4
Key management compensation	$ 18	$ 15